Lease Operations - Lessee	12 Months Ended
Dec. 31, 2022
Operations
Lease Operations - Lessee

Note 12 - Lease Operations - Lessee

ITAÚ UNIBANCO HOLDING is the lessee mainly of properties for use in its operations, which include renewal options and restatement clauses. During the period ended 12/31/2022, total cash outflow with lease amounted to R$ 1,161 and lease agreements in the amount of R$ 772 were renewed. There are no relevant sublease agreements.

Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, are presented below:

	12/31/2022	12/31/2021
Up to 3 months	283	304
3 months to 1 year	790	842
From 1 to 5 years	2,716	3,088
Over 5 years	930	1,980
Total Financial Liability	4,719	6,214

Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Sublease revenues	26	16	8
Depreciation expenses	(951)	(1,279)	(1,209)
Interest expenses	(414)	(302)	(227)
Lease expenses for low value assets	(102)	(84)	(87)
Variable expenses not include in lease liabilities	(58)	(68)	(66)
Total	(1,499)	(1,717)	(1,581)

In the periods from 01/01 to 12/31/2022, from 01/01 to 12/31/2021 and from 01/01 to 12/31/2020, there was no impairment adjustment.